UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The BlackRock
Pennsylvania Strategic Municipal Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
				Par
	Municipal Bonds			(000)	Value
Pennsylvania - 121.1%
Corporate - 2.6%	Pennsylvania Economic Development Financing Authority, RB,
	Aqua Pennsylvania Inc. Project, Series A, AMT,
	6.75%, 10/01/18			$ 600 $	646,032
County/City/Special	Delaware Valley Regional Financial Authority, RB, Series A
District/School District - 23.3%	(AMBAC), 5.50%, 8/01/28			1,000	1,055,820
	Marple Newtown School District, GO (FSA), 5.00%, 6/01/31			600	606,936
	Mifflin County School District, GO (Syncora), 7.50%, 9/01/22			200	241,130
	Owen J. Roberts School District, GO, 4.75%, 11/15/25			700	719,250
	Philadelphia School District, GO, Refunding, Series A (AMBAC),
	5.00%, 8/01/15			1,000	1,097,560
	Philadelphia School District, GO, Series C (MBIA),
	5.75%, 3/01/10 (a)			1,550	1,598,825
	Philadelphia School District, GO, Series E, 6.00%, 9/01/38			100	104,769
	Scranton School District, Pennsylvania, GO, Series A (FSA),
	5.00%, 7/15/38			500	490,240
					5,914,530
Education - 13.0%	Bucks County IDA, RB, George School Project, 5.00%, 9/15/39			665	651,274
	Lancaster Higher Education Authority, RB, Franklin & Marshall
	College Project, 5.00%, 4/15/37			500	470,700
Pennsylvania Higher Educational Facilities Authority, RB,
	Lafayette College Project, 6.00%, 5/01/30			1,250	1,267,637
	University of Pittsburgh, Pennsylvania, RB, Capital Project,
	Series B, 5.00%, 9/15/28			350	362,422
Wilkes-Barre Finance Authority, Refunding RB, Wilkes
	University Project, 5.00%, 3/01/37			700	544,677
					3,296,710
Health - 41.4%	Allegheny County Hospital Development Authority, RB, Health
	System, West Penn, Series A, 5.38%, 11/15/40			470	280,957
	Berks County Municipal Authority, RB, Reading Hospital &
	Medical Center Project, Series A-3, 5.50%, 11/01/31			500	500,730
	Bucks County IDA, RB, Pennswood Village Project, Series A,
	6.00%, 10/01/12 (a)			1,400	1,623,552
	Geisinger Authority, RB, Series A, 5.13%, 6/01/34			500	487,955
Lancaster County Hospital Authority, RB, Health Center,
	Masonic Homes Project, 5.00%, 11/01/36			1,000	847,640
	Lehigh County General Purpose Authority, RB, Hospital, Saint
	Luke's Bethlehem, 5.38%, 8/15/13 (a)			3,520	4,066,058
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.
AGC	Assured Guaranty Corp.	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance (National
AMT	Alternative Minimum Tax (subject to)		Public Finance Guaranty Corp.)
FSA	Financial Security Assurance Inc.	RB	Revenue Bonds
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency
		1

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Monroe County Hospital Authority, Pennsylvania, RB, Hospital,
	Pocono Medical Center, 5.13%, 1/01/37	$ 345	$ 283,121
	Montgomery County IDA, Pennsylvania, RB, ACTS Retirement,
	Life Community, 5.25%, 11/15/28	1,250	1,088,150
	Southcentral General Authority, Pennsylvania, RB, Wellspan
	Health Obligation Group, Series A, 6.00%, 6/01/29	1,250	1,317,425
			10,495,588
Housing - 10.7%	Pennsylvania HFA, RB, Series 95, Series A, AMT, 4.90%,
	10/01/37	1,000	904,320
Pennsylvania HFA, RB, Series 96, Series A, AMT, 4.70%,
	10/01/37	495	423,433
	Pennsylvania HFA, RB, Series 97A, AMT, 4.65%, 10/01/31	1,300	1,133,171
	Pennsylvania HFA, RB, Series 103C, Non Ace, 5.40%, 10/01/33	250	254,137
			2,715,061
State - 9.5%	Commonwealth of Pennsylvania, GO, First Series,
		825	876,092
	5.00%, 3/15/28
	Commonwealth of Pennsylvania, GO, First Series,
		275	289,803
	5.00%, 3/15/29
	Pennsylvania Turnpike Commission, RB, Remarketed Series C
	of 2003 Pennsylvania Turnpike (MBIA), 5.00%, 12/01/32	1,000	1,005,860
State Public School Building Authority, Pennsylvania, RB,
	Harrisburg School District Project, Series A (AGC),
	5.00%, 11/15/33	250	248,590
			2,420,345
Transportation - 14.3%	City of Philadelphia Pennsylvania, RB, Series A (FSA), AMT,
	5.00%, 6/15/37	1,150	966,587
	Pennsylvania Economic Development Financing Authority, RB,
	Amtrak Project, Series A, AMT, 6.25%, 11/01/31	1,000	892,020
	Pennsylvania Economic Development Financing Authority, RB,
	Amtrak Project, Series A, AMT, 6.38%, 11/01/41	1,000	887,930
	Pennsylvania Turnpike Commission, RB, Series A (AMBAC),
	5.25%, 12/01/32	870	882,450
			3,628,987
Utilities - 6.3%	City of Philadelphia Pennsylvania, RB, Series A,
	5.25%, 1/01/36	100	96,940
Delaware County IDA, Pennsylvania, RB, Water Facilities
	(MBIA), AMT, 6.00%, 6/01/29	1,250	1,253,100
	Montgomery County IDA, Pennsylvania, RB, Aqua Pennsylvania
	Inc. Project, Series A, AMT, 5.25%, 7/01/42	300	249,246
			1,599,286
	Total Municipal Bonds in Pennsylvania		30,716,539
Guam - 1.0%
County/City/Special	Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	250	245,077
District/School District - 1.0%
	2

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Multi-State - 12.8%
Housing - 12.8%	MuniMae TE Bond Subsidiary LLC, 6.88%, 6/30/49 (b)(c)	$ 4,000	$ 3,239,920
Puerto Rico - 23.3%
Education - 3.8%	Puerto Rico Industrial Tourist Educational Medical &
	Environmental Control Facilities Financing Auth, RB, Ana G.
	Mendez University System Project, 5.00%, 3/01/26	1,250	973,000
State - 16.9%	Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7
	(MBIA), 6.00%, 7/01/27	1,385	1,369,945
Puerto Rico Public Buildings Authority, RB, Government
	Facilities, Series N, 5.00%, 7/01/37	300	239,124
Puerto Rico Public Finance Corp., RB, Commonwealth
	Appropriation, Series E, 5.50%, 2/01/12 (a)	1,495	1,646,234
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
	6.38%, 8/01/39	1,000	1,037,030
			4,292,333
Utilities - 2.6%	Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
	Series A, 6.00%, 7/01/38	200	194,116
Puerto Rico Electric Power Authority, RB, Series WW,
	5.50%, 7/01/38	500	460,715
			654,831
	Total Municipal Bonds in Puerto Rico		5,920,164
	Total Municipal Bonds - 158.2%		40,121,700
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (d)
	Geisinger Authority, RB, Series A, 5.25%, 6/01/39	1,000	985,100
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 3.9%		985,100
	Total Long-Term Investments
	(Cost - $42,763,295) - 162.1%		41,106,800
	Short-Term Securities
Pennsylvania - 1.2%	City of Philadelphia Pennsylvania, RB, VRDN, Fifth Series A-2,
	0.28%, 8/07/09 (e)	300	300,000
		Shares
Money Market Fund - 3.5%	CMA Pennsylvania Municipal Money Fund, 0.04% (f)(g)	900,007	900,007
	Total Short-Term Securities
	(Cost - $1,200,007) - 4.7%		1,200,007
	Total Investments (Cost - $43,963,302*) - 166.8%		42,306,807
	Liabilities in Excess of Other Assets - (0.5)%		(121,143)
	Liability for Trust Certificates, Including Interest Expense Payable -
	(2.0)%		(500,120)
	Preferred Shares, at Redemption Value - (64.3)%		(16,326,036)
	Net Assets Applicable to Common Shares - 100.0%		$ 25,359,508
	3

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 43,432,405
Gross unrealized appreciation	$ 1,114,412
Gross unrealized depreciation	(2,740,010)
Net unrealized depreciation	$ (1,625,598)
(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(f) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Affiliate	Net Activity	Income
CMA Pennsylvania Municipal Money Fund	800,037	$ 50
(g) Represents the current yield as of report date.
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.
	4

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Trust's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 900,007
Level 2 -
Long-Term Investments[1]	41,106,800
Short-Term Securities	300,000
Total Level 2	41,406,800
Level 3	-
Total	$ 42,306,807
[1] See above Schedule of Investments for the values in each sector.
5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 22, 2009